Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	PERRITT FUNDS INC
Central Index Key	0001286087
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
Perritt MicroCap Opportunities Fund | Investor Class
Prospectus:
Trading Symbol	PRCGX
Perritt Ultra MicroCap Fund | Investor Class
Prospectus:
Trading Symbol	PREOX
Perritt Low Priced Stock Fund | Investor Class
Prospectus:
Trading Symbol	PLOWX